Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Vessel Operating Expenses Disclosure [Abstract]
Vessel Operating Expenses [Text Block]

18.	Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2011	2010	2009
Crew wages and related costs	16,423	14,095	7,762
Chemicals and lubricants	3,546	3,412	2,088
Repairs and maintenance	9,735	9,475	4,456
Insurance	3,490	2,825	1,551
Miscellaneous expenses	1,533	860	365
Total	34,727	30,667	16,222